Leases-Group as Lessee	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Leases-Group as Lessee

19. LEASES—GROUP AS LESSEE

The Group leases various offices and facilities. The lease terms are between 1-10 years.

Right-of-use assets
Net Carrying Amount
December 31, 2022	$16,580
June 30, 2023	14,035
Depreciation expense for the period ended
June 30, 2022	$2,792
June 30, 2023	3,012

During the six months ended June 30, 2023, additions to right of use assets amounted to $1,909.

	SIX MONTHS ENDED
AMOUNTS RECOGNIZED IN PROFIT AND LOSS	June 30, 2022	June 30, 2023
Depreciation expense of right-of-use-assets	$2,792	$3,012
Interest expense on lease liabilities	1,640	2,355
	$4,432	$5,367

At June 30, 2023 the Group is not committed to any material short-term leases.

Variable lease payment terms are deemed an insignificant portion of the overall liability on June 30, 2023.

The total cash outflows for leases in the six months ended June 30, 2023, and 2022 amount to $3,872 and $2,976 respectively.